BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse Stock-split description	On March 26, 2021, we affected a 1 for 75 reverse stock split of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock.
Net gain loss		$ 807,511
Inventory amount in exchange for notes receivable	$ 63,456
Fair value of equity securities	$ 41,627
General and administrative expenses		$ 14,000